Condensed Financial Information of Registrant (Parent Company Only) (Tables) - Parent Company [Member]	12 Months Ended
Sep. 30, 2020
Schedule of Balance Sheets
The AZEK Company Inc. (parent company only)
Balance Sheets
(In thousands of U.S. dollars, except for share and per share amounts)

	As of September 30,
	2020	2019
ASSETS:
Non-current assets:
Investments in subsidiaries	$1,303,888	$490,023

Total non-current assets	1,303,888	490,023

Total assets	$1,303,888	$490,023

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Total liabilities	$—	$—

Stockholders’ equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at September 30, 2020 and September 30, 2019, respectively	—	—
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 154,637,240 shares issued and outstanding at September 30, 2020, and 75,093,778 shares issued and outstanding at September 30, 2019	155	75
Class B common stock, $0.001 par value; 100,000,000 shares authorized, 100 shares issued and outstanding at September 30, 2020, and 33,068,963 shares issued and outstanding at September 30, 2019	—	33
Additional paid-in capital	1,587,208	652,493
Accumulated deficit	(283,475)	(162,578)

Total stockholders’ equity	1,303,888	490,023

Total liabilities and stockholders’ equity	$1,303,888	$490,023

Schedule of Statements of Comprehensive Income (Loss)
The AZEK Company Inc. (parent company only)
Statements of Comprehensive Income (Loss)
(In thousands of U.S. dollars)

	Years Ended September 30,
	2020	2019	2018
Net income (loss) of subsidiaries	$(122,233)	$(20,196)	$6,745

Net income (loss) of subsidiaries	$(122,233)	$(20,196)	$6,745

Comprehensive income (loss)	$(122,233)	$(20,196)	$6,745